REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Preferred Stock Liquidation Rights (Details)	Dec. 31, 2019 $ / shares
Series A
Class of Stock [Line Items]
Preferred stock, liquidation preference (in CAD per share)	$ 5.1252
Series B
Class of Stock [Line Items]
Preferred stock, liquidation preference (in CAD per share)	7.0970
Series C
Class of Stock [Line Items]
Preferred stock, liquidation preference (in CAD per share)	16.9462
Series D
Class of Stock [Line Items]
Preferred stock, liquidation preference (in CAD per share)	17.7935
Series E
Class of Stock [Line Items]
Preferred stock, liquidation preference (in CAD per share)	$ 11.0000